Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 203,232	$ 187,434	$ 401,950	$ 356,678
Managed Fleet
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	12,678	14,986	25,319	29,807
Less: distribution expense to managed fleet container investors	(11,302)	(13,524)	(22,475)	(27,019)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(458)	(265)	(911)	(434)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	918	1,197	1,933	2,354
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	673	1,112	1,205	2,148
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,591	$ 2,309	$ 3,138	$ 4,502